14 WARRANTS (Details)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of Shares
Outstanding at at beginning	2,777,777
Granted	1,000,000
Exercised	1,111,111
Outstanding at end	2,666,666
Weighted Avg.Exercise Price
Outstanding at beginning | $ / shares	$ 1.80
Granted | $ / shares	$ 6.00
Exercised	1.80
Outstanding at end | $ / shares	$ 1.80
Outstanding at at beginning	4 years 4 months 28 days
Outstanding at end	3 years 10 months 24 days
Intrinsic Value
Outstanding at at beginning | $	$ 13,333,330
Outstanding at end | $	$ 15,444,440